SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per share

	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2021	2021
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$4,295	$5,380
Less: interest available to be withdrawn for payment of taxes	(4,295)	(5,380)
Net income attributable	$—	$—
Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common stock subject to possible redemption	26,604,351	26,655,848
Basic and diluted net income per share, Class A Common stock subject to possible redemption	$0.00	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(6,217)	$(1,634,254)
Add: Net income allocable to Class A Common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(6,217)	$(1,634,254)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	9,333,149	8,628,423
Basic and diluted net loss per share, Non-redeemable common stock	$(0.00)	$(0.19)